Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) R$ in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Dec. 05, 2019 BRL (R$) shares	Dec. 05, 2019 USD ($) shares	Sep. 19, 2018 USD ($) shares	Jul. 04, 2018 BRL (R$) shares	Jun. 07, 2018	Jun. 04, 2018 BRL (R$) shares	Apr. 17, 2018	Feb. 14, 2017 BRL (R$)	Oct. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 27, 2019 BRL (R$) shares	Nov. 27, 2019 USD ($) shares	Jul. 04, 2018 USD ($) shares	Jul. 02, 2018 shares	Jun. 30, 2018 shares	Jun. 22, 2018 shares	Jun. 04, 2018 USD ($) shares	Feb. 14, 2017 USD ($)	Oct. 23, 1997
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest											50.00%
Proportion of ownership(in percentage)required to classify entity as associate											20.00%
Top of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period											1 year
Codensa S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary											48.30%
Voting percentage of investee											57.15%
Emgesa S.A. E.S.P.
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary											48.48%
Voting percentage of investee											56.43%										48.50%
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Statement Of Compliance And Basis Of Presentation [Line Items]
Voting percentage of investee													1.50%	1.50%
Number Of Shares Acquired													2,959,302	2,959,302
Number of shares acquired value													R$ 146,200	$ 35,200
Proportion Of Direct Ownership Interest In Subsidiary											100.00%
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary											99.92%	99.92%
Proportion Of Direct Ownership Interest In Subsidiary											99.92%	99.92%
Enel Brasil Investimento Sudeste S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary					100.00%							100.00%
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest			95.88%	95.05%		73.38%
Number Of Shares Acquired			33,164,964	9,284,666		122,799,289									9,284,666	14,525,826	4,856,462	4,692,338	122,799,289
Number of shares acquired value			$ 395,000	R$ 1,516,362		R$ 5,552,984									$ 384,000				$ 1,484
Enel Trading Brasil S.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary									100.00%		100.00%
Enel Tecnología de Redes S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary										100.00%	100.00%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Percentage of ownership interest							100.00%
Voting percentage of investee	2.62%	2.62%
Number of shares redeemed	5,174,050	5,174,050
Value of shares redeemed	R$ 256,000	$ 62,000
Proportion Of Direct Ownership Interest In Subsidiary											100.00%	100.00%
Enel Brasil S A | Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary								99.88%
Number of shares acquired value								R$ 2,269,000												$ 720,000